Note 10 - Stock Option Plan and Stock-based Compensation - Shares Outstanding Under Option Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options outstanding (in shares)	65,471	112,932	127,778
Weighted average remaining contractual life (Year)	2 years 138 days
Shares exercisable (in shares)	65,471
Weighted average exercise price (in dollars per share)	$ 16.86
Range 1 [Member]
Options outstanding (in shares)	48,724
Weighted average remaining contractual life (Year)	1 year 310 days
Shares exercisable (in shares)	48,724
Weighted average exercise price (in dollars per share)	$ 11.89
Range 2 [Member]
Options outstanding (in shares)	16,747
Weighted average remaining contractual life (Year)	3 years 339 days
Shares exercisable (in shares)	16,747
Weighted average exercise price (in dollars per share)	$ 31.33